Critical Accounting Estimates and Judgements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Inventory [Line Items]
Provisions for inventories	$ 90,399	$ 22,829
Inventory reserve related to expiration or usage related estimates	37,805
Inventory returned instruments gross	35,745	15,522
Inventory reserve against returned instruments	26,809	7,761
Additional reserve on inventory	8,936
Net book value on property plant and equipment	113,406	$ 173,397	[1]	$ 87,082
Impairment loss recognised in profit or loss, property, plant and equipment	17,904
Impaired Assets
Disclosure Of Inventory [Line Items]
Net book value on property plant and equipment	2,976
Manufacturing Equipment Currently in Service
Disclosure Of Inventory [Line Items]
Net book value on property plant and equipment	29,318
Manufacturing Equipment Not Yet Placed in Service
Disclosure Of Inventory [Line Items]
Net book value on property plant and equipment	17,904
Test Strips [Member]
Disclosure Of Inventory [Line Items]
Reserves	38,589
Inventory reserve gross	$ 69,573

[1]	Government and other grants have been restated due to a presentational error - see Note 21.